Note 7 - Accounts Payable - Schedule of Accounts Payable 1 (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Accounts payable	$ 6,867	$ 6,621	$ 9,799
Nonrelated Party [Member]
Accounts payable	4,287	4,041
Related Party [Member]
Accounts payable	$ 2,580	$ 2,580